SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total stock-based compensation expenses recognized:
Stock-based compensation expense	$ 84	$ 93	$ 41
Cost of Revenues [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	11	7
Research and Development Expenses [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	13	7	1
Selling and Marketing [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	1		1
General and Administrative Expenses [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	$ 59	$ 79	$ 39